UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 11, 2009

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		29

FORM 13F Information Table Value Total:	$12,719,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      799    41280 SH       SOLE                    41280
ASML Holding N V ADR           COM              N07059111      288    16428 SH       SOLE                    16428
Adobe                          COM              00724F101      446    20864 SH       SOLE                    20864
Amdocs                         COM              G02602103      372    20086 SH       SOLE                    20086
Apple Computing                COM              037833100      579     5510 SH       SOLE                     5510
Applied Materials              COM              038222105      263    24450 SH       SOLE                    24450
Bio Reference Lab              COM              09057G602      421    20151 SH       SOLE                    20151
Biovail Corporation            COM              09067J109      594    54211 SH       SOLE                    54211
Blue Earth Refineries          COM              G11999102       90   114443 SH       SOLE                   114443
CR Bard                        COM              067383109      421     5282 SH       SOLE                     5282
Catalyst Pharmaceuticals       COM              14888U101       65    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104      431    31314 SH       SOLE                    31314
Fuelnation, Inc.               COM              359528205        1   496780 SH       SOLE                   496780
General Electric               COM              369604103      497    49155 SH       SOLE                    49155
IBM                            COM              459200101      400     4129 SH       SOLE                     4129
Intel Corp.                    COM              458140100      597    39713 SH       SOLE                    39713
KHD Humboldt Wedag Inter'l Ltd COM              482462108      353    51074 SH       SOLE                    51074
KV Pharmaceutical Cl A         COM              482740206      257   155985 SH       SOLE                   155985
L3 Communications Hldg         COM              502424104      697    10283 SH       SOLE                    10283
Mass Financial Corp. Class A   COM              P64605101     1183   265805 SH       SOLE                   265805
Mattson Technology             COM              577223100      306   363671 SH       SOLE                   363671
Mymetics Corp                  COM              62856A102       37   211790 SH       SOLE                   211790
NII Holdings                   COM              62913F201      817    54489 SH       SOLE                    54489
O2 Micro                       COM              67107W100      480   140315 SH       SOLE                   140315
QUALCOMM                       COM              747525103      466    11971 SH       SOLE                    11971
Scientific Games               COM              80874P109      519    42821 SH       SOLE                    42821
Semitool Inc.                  COM              816909105      329   118207 SH       SOLE                   118207
Sigma Design                   COM              826565103      604    48589 SH       SOLE                    48589
Staples Inc.                   COM              855030102      407    22458 SH       SOLE                    22458